Segment Information (Details) - Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments [Line Items]
Total segment assets	$ 13,077,766	$ 10,633,513	$ 9,079,231
Total property and equipment, net	119,207	158,642	1,753,012
Right-of-use assets, net	661,799	624,945
EXTEND [Member]
Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments [Line Items]
Total segment assets	3,568,106	3,638,188
Total property and equipment, net	3,775	11,708
Right-of-use assets, net	85,463	116,015
Other subsidiaries [Member]
Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments [Line Items]
Total segment assets	9,509,660	6,995,325
Total property and equipment, net	115,432	146,934
Right-of-use assets, net	$ 576,336	$ 508,930